UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® InterMarket Income Trust I

5/31/08

CMK-SEM

MFS® InterMarket Income Trust I

New York Stock Exchange Symbol:  CMK

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Fixed income sectors (i)
High Yield Corporates	31.2%
Non-U.S. Government Bonds	23.7%
U.S. Treasury Securities	22.7%
High Grade Corporates	11.4%
Emerging Market Bonds	5.0%
Mortgage-Backed Securities	4.6%
Floating Rate Loans	2.4%
Asset-Backed Securities	0.6%
Municipal Bonds	0.4%

Credit quality of bonds (r)
AAA	40.4%
AA	1.4%
A	9.7%
BBB	10.1%
BB	8.7%
B	20.9%
CCC	7.1%
CC (o)	0.0%
D	0.1%
Not Rated	1.6%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Portfolio facts
Average Duration (d)(i)	5.0
Average Life (i)(m)	7.4 yrs.
Average Maturity (i)(m)	9.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A–
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	65.3%
Japan	6.3%
Germany	3.5%
France	3.3%
Netherlands	3.2%
United Kingdom	3.1%
Canada	2.5%
Spain	1.9%
Ireland	1.6%
Other Countries	9.3%

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable, which may result in the investment in a sector less than 0.0%.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(o)	Less than 0.1%.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/08.

Percentages are based on net assets as of 5/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGER’S PROFILE

James Calmas	—	Investment Officer of MFS; employed in the investment area of MFS since 1988. Portfolio manager of the fund since June 2007.

PERFORMANCE SUMMARY THROUGH 5/31/08

The following chart represents the fund’s historical performance in comparison to its benchmark(s). Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the sale of fund shares.

Price Summary
Six Months Ended 5/31/08	Date		Price
Net Asset Value	5/31/08		$8.86
	11/30/07		$9.03
New York Stock Exchange Price	5/31/08		$8.05
	2/12/08	(high) (t)	$8.34
	12/14/07	(low) (t)	$7.77
	11/30/07		$8.19

Total Returns vs Benchmarks

Six Months Ended 5/31/08

New York Stock Exchange Price (r)	1.52%

Net Asset Value (r)	1.34%

InterMarket Income Trust Blended Index (f)(x)	1.95%

Citigroup World Government Bond Non-Dollar Hedged Index ex-U.S. (f)	0.17%

Citigroup World Government Bond Non-Dollar Index ex-U.S. (f)	4.64%

JPMorgan Emerging Markets Bond Index Global (f)	2.41%

Lehman Brothers U.S. Credit Bond Index (f)	0.20%

Lehman Brothers U.S. Government/Mortgage Bond Index (f)	2.02%

Lehman Brothers U.S. High-Yield Corporate Bond Index (f)	1.83%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period December 1, 2007 through May 31, 2008.

(x)	InterMarket Income Trust Blended Index consists of 10% Lehman Brothers U.S. Credit Bond Index, 33% Lehman Brothers U.S. High-Yield Corporate Bond Index, 14% JPMorgan Emerging Markets Bond Index

Performance Summary – continued

Global, 8.5% Citigroup World Government Bond Non-Dollar Hedged Index ex-U.S., 8.5% Citigroup World Government Bond Non-Dollar Index ex-U.S., and 26% Lehman Brothers U.S. Government/Mortgage Bond Index.

Benchmark Definition

JPMorgan Emerging Markets Bond Index Global – measures the performance of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

Lehman Brothers U.S. Credit Bond Index – a market capitalization-weighted index that measures the performance of publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Lehman Brothers U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

Lehman Brothers U.S. Government/Mortgage Bond Index – a market capitalization-weighted index that measures the performance of debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Citigroup World Government Bond Non-Dollar Hedged Index ex-U.S. – a market capitalization-weighted index that is designed to represent the currency-hedged performance of the international developed government bond markets, excluding the United States.

Citigroup World Government Bond Non-Dollar Index ex-U.S. – a market capitalization-weighted index that is designed to represent the performance of the international developed government bond markets, excluding the United States.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities, and high income debt instruments. This policy may not be changed without shareholder approval.

MFS may invest the fund’s assets in other types of debt instruments. MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities. MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

DIVIDEND REINVESTMENT PLAN

Pursuant to the fund’s Dividend Reinvestment Plan (the “Plan”), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the fund by Computershare (the “Plan Agent”) unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the fund. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder’s notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by the fund. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and

Dividend Reinvestment Plan – continued

the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan. The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. Contact the Plan Agent for additional information regarding the Plan. All communication concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 43078, Providence, RI 02940-3078, by phone at 1-800-637-2304 or by going to the Plan Agent’s website at www.computershare.com.

The following changes in the Plan will take effect on November 1, 2008:

•

Purchases for reinvested dividends are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater.

•	You can buy shares of the fund through the Plan Agent on a quarterly basis. Investments may be made in any amount of $100 or more. Contact the Plan Agent for further information.
•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.

PORTFOLIO OF INVESTMENTS

5/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.5%
Issuer	Shares/Par	Value ($)

Aerospace - 0.7%
Bombardier, Inc., 6.3%, 2014 (n)	$220,000	$215,600
DRS Technologies, Inc., 6.875%, 2013	130,000	132,925
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	170,000	174,250
Vought Aircraft Industries, Inc., 8%, 2011	200,000	193,500

		$716,275
Apparel Manufacturers - 0.1%
Broder Brothers Co., 11.25%, 2010	$85,000	$55,888
Hanesbrands, Inc., FRN, 8.203%, 2014	75,000	69,750

		$125,638
Asset Backed & Securitized - 0.6%
Equity One ABS, Inc., FRN, 4.205%, 2034	$425,000	$376,327
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034	350,000	180,611

		$556,938
Automotive - 1.2%
Allison Transmission, Inc., 11%, 2015 (n)	$220,000	$207,350
Ford Motor Credit Co. LLC, 9.75%, 2010	291,000	283,111
Ford Motor Credit Co. LLC, 7.8%, 2012	220,000	194,642
Ford Motor Credit Co. LLC, 12%, 2015	100,000	99,912
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	110,000	101,090
General Motors Acceptance Corp., 8.375%, 2033	156,000	106,860
Goodyear Tire & Rubber Co., 8.625%, 2011	36,000	37,980
Goodyear Tire & Rubber Co., 9%, 2015	88,000	94,380

		$1,125,325
Broadcasting - 2.2%
Allbritton Communications Co., 7.75%, 2012	$185,000	$185,463
CanWest MediaWorks LP, 9.25%, 2015 (n)	105,000	91,875
DIRECTV Holdings LLC, 7.625%, 2016 (z)	175,000	174,344
Grupo Televisa S.A., 6%, 2018 (z)	102,000	99,708
Grupo Televisa S.A., 8.5%, 2032	100,000	115,219
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	190,000	190,000
Lamar Media Corp., 6.625%, 2015	250,000	235,625
Lamar Media Corp., “C”, 6.625%, 2015	95,000	89,538
LBI Media, Inc., 8.5%, 2017 (n)	100,000	81,000
LIN TV Corp., 6.5%, 2013	220,000	208,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Broadcasting - continued
Local TV Finance LLC, 9.25%, 2015 (n)(p)		$160,000	$128,800
Newport Television LLC, 13%, 2017 (p)(z)		135,000	122,175
Nexstar Broadcasting Group, Inc., 7%, 2014		180,000	159,300
Univision Communications, Inc., 9.75%, 2015 (n)(p)		350,000	264,250

			$2,146,022
Brokerage & Asset Managers - 0.5%
Lehman Brothers Holdings, Inc., 6.5%, 2017		$250,000	$232,178
Merrill Lynch & Co., Inc., 6.4%, 2017		40,000	38,128
Nuveen Investments, Inc., 10.5%, 2015 (n)		265,000	249,100

			$519,406
Building - 0.7%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		$130,000	$88,725
Building Materials Corp. of America, 7.75%, 2014		275,000	236,500
Nortek Holdings, Inc., 10%, 2013 (z)		90,000	89,438
Nortek Holdings, Inc., 8.5%, 2014		140,000	98,000
Ply Gem Industries, Inc., 9%, 2012		210,000	144,375

			$657,038
Business Services - 0.8%
SunGard Data Systems, Inc., 9.125%, 2013		$100,000	$103,000
SunGard Data Systems, Inc., 10.25%, 2015		210,000	218,400
Xerox Corp., 5.5%, 2012		500,000	496,439

			$817,839
Cable TV - 1.9%
Cablevision Systems Corp., 8%, 2012		$110,000	$106,975
CCH I Holdings LLC, 11%, 2015		345,000	293,250
CCH II Holdings LLC, 10.25%, 2010		280,000	278,600
CCO Holdings LLC, 8.75%, 2013		395,000	375,250
CSC Holdings, Inc., 7.625%, 2011		220,000	220,000
Mediacom LLC, 9.5%, 2013		190,000	181,450
NTL Cable PLC, 9.125%, 2016		130,000	127,400
Virgin Media Finance PLC, 8.75%, 2014	EUR	165,000	245,124

			$1,828,049
Chemicals - 1.4%
Braskem S.A., 7.25%, 2018 (z)		$126,000	$126,000
Chemtura Corp., 6.875%, 2016		135,000	125,550
Huntsman International LLC, 6.875%, 2013 (n)	EUR	75,000	117,107
Huntsman International LLC, 7.875%, 2014		$130,000	139,100
Innophos, Inc., 8.875%, 2014		150,000	153,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014	$125,000	$115,000
Momentive Performance Materials, Inc., 11.5%, 2016	243,000	205,943
Nalco Co., 7.75%, 2011	165,000	168,300
Nalco Co., 8.875%, 2013	170,000	178,925

		$1,328,925
Computer Software - 0.3%
First Data Corp., 9.875%, 2015 (n)	$300,000	$271,500

Consumer Goods & Services - 0.9%
Corrections Corp. of America, 6.25%, 2013	$90,000	$88,650
GEO Group, Inc., 8.25%, 2013	165,000	169,125
Jarden Corp., 7.5%, 2017	55,000	49,088
KAR Holdings, Inc., 10%, 2015	135,000	122,850
Service Corp. International, 7.375%, 2014	20,000	20,100
Service Corp. International, 6.75%, 2016	65,000	61,913
Service Corp. International, 7%, 2017	370,000	358,900

		$870,626
Containers - 0.6%
Crown Americas LLC, 7.625%, 2013	$100,000	$103,000
Crown Americas LLC, 7.75%, 2015	195,000	204,750
Graham Packaging Co. LP, 9.875%, 2014	30,000	27,900
Owens-Brockway Glass Container, Inc., 8.25%, 2013	170,000	175,950
Owens-Illinois, Inc., 7.5%, 2010	100,000	102,000

		$613,600
Defense Electronics - 0.2%
L-3 Communications Corp., 5.875%, 2015	$120,000	$113,700
L-3 Communications Corp., 6.375%, 2015	130,000	125,288

		$238,988
Electronics - 0.8%
Flextronics International Ltd., 6.25%, 2014	$150,000	$143,250
Spansion LLC, 11.25%, 2016 (n)	205,000	127,100
Tyco Electronics Ltd., 6%, 2012	500,000	506,528

		$776,878
Emerging Market Quasi-Sovereign - 1.2%
Gazprom International S.A., 7.201%, 2020	$132,696	$135,350
National Development Co., 6.369%, 2018 (z)	160,000	164,400
National Power Corp., FRN, 6.888%, 2011	148,000	156,685
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	426,000	423,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$265,000	$256,006

		$1,136,311
Emerging Market Sovereign - 1.2%
Gabonese Republic, 8.2%, 2017 (n)	$234,000	$246,870
Republic of Argentina, FRN, 3.092%, 2012	298,125	256,441
Republic of Colombia, 7.375%, 2017	246,000	278,226
Republic of Panama, 8.875%, 2027	103,000	129,780
Republic of Philippines, 9.375%, 2017	83,000	102,920
Republic of Uruguay, 8%, 2022	134,000	146,730

		$1,160,967
Energy - Independent - 1.7%
Chesapeake Energy Corp., 6.375%, 2015	$85,000	$81,388
Hilcorp Energy I LP, 7.75%, 2015 (n)	160,000	156,400
Hilcorp Energy I LP, 9%, 2016 (n)	115,000	119,313
Mariner Energy, Inc., 8%, 2017	145,000	140,288
Newfield Exploration Co., 6.625%, 2014	175,000	169,750
OPTI Canada, Inc., 8.25%, 2014	235,000	242,050
Plains Exploration & Production Co., 7%, 2017	280,000	269,500
Plains Exploration & Production Co., 7.625%, 2018	30,000	30,150
Quicksilver Resources, Inc., 7.125%, 2016	175,000	170,625
Sandridge Energy, Inc., 8.625%, 2015 (p)(z)	65,000	66,788
Sandridge Energy, Inc., 8%, 2018 (z)	105,000	106,313
Southwestern Energy Co., 7.5%, 2018 (n)	100,000	101,030

		$1,653,595
Energy - Integrated - 0.6%
Petro-Canada, 6.05%, 2018	$500,000	$491,312
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	100,000	97,120

		$588,432
Entertainment - 0.1%
Marquee Holdings, Inc., 9.51%, 2014	$85,000	$68,425

Financial Institutions - 1.2%
American Express Centurion Bank, 5.2%, 2010	$300,000	$302,354
General Motors Acceptance Corp., 6.875%, 2011	545,000	459,485
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	500,000	424,348
Residential Capital LLC, 8.5%, 2012	19,000	9,500

		$1,195,687

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 1.4%
ARAMARK Corp., 8.5%, 2015	$265,000	$271,294
B&G Foods, Inc., 8%, 2011	105,000	104,475
Constellation Brands, Inc., 8.125%, 2012	95,000	96,188
Cott Beverages USA, Inc., 8%, 2011	95,000	80,038
Dean Foods Co., 7%, 2016	105,000	97,913
Del Monte Corp., 6.75%, 2015	110,000	106,425
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (z)	500,000	504,250
Kraft Foods, Inc., 6.125%, 2018	130,000	126,823

		$1,387,406
Forest & Paper Products - 0.9%
Abitibi-Consolidated, Inc., 8.375%, 2015	$135,000	$59,063
Catalyst Paper Corp., 8.625%, 2011	110,000	95,150
Georgia-Pacific Corp., 7.125%, 2017 (z)	95,000	93,813
Georgia-Pacific Corp., 8%, 2024	145,000	139,925
Graphic Packaging International Corp., 9.5%, 2013	85,000	85,638
International Paper Co., 7.95%, 2018	80,000	80,277
Millar Western Forest Products Ltd., 7.75%, 2013	125,000	83,750
NewPage Holding Corp., 10%, 2012	70,000	74,550
Norske Skog Canada Ltd., 7.375%, 2014	125,000	95,000
Smurfit-Stone Container Corp., 8%, 2017	55,000	47,438

		$854,604
Gaming & Lodging - 2.3%
Circus & Eldorado Joint Venture, 10.125%, 2012	$115,000	$115,144
Firekeepers Development Authority, 13.875%, 2015 (z)	205,000	205,513
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	250,000	181,875
Harrah’s Operating Co., Inc., 5.375%, 2013	10,000	6,500
Harrah’s Operating Co., Inc., 5.625%, 2015	200,000	116,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)	300,000	260,231
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)	190,000	150,100
Jacobs Entertainment, Inc., 9.75%, 2014	125,000	98,125
MGM Mirage, 5.875%, 2014	105,000	89,775
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)	240,000	198,000
Station Casinos, Inc., 6%, 2012	30,000	25,200
Station Casinos, Inc., 6.875%, 2016	395,000	240,456
Station Casinos, Inc., 6.625%, 2018	290,000	169,650
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015	350,000	237,125
Wynn Las Vegas LLC, 6.625%, 2014	180,000	173,700

		$2,267,394
General Merchandise - 0.0%
Buhrmann U.S., Inc., 7.875%, 2015	$40,000	$37,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Industrial - 0.5%
Blount, Inc., 8.875%, 2012		$150,000	$152,250
JohnsonDiversey, Inc., 9.625%, 2012	EUR	50,000	76,224
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$265,000	270,300

			$498,774
Insurance - 0.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$450,000	$384,101

Insurance - Property & Casualty - 0.2%
USI Holdings Corp., 9.75%, 2015 (n)		$215,000	$174,150

International Market Quasi-Sovereign - 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	210,000	$217,472

International Market Sovereign - 23.0%
Federal Republic of Germany, 5.25%, 2010	EUR	1,054,000	$1,670,574
Federal Republic of Germany, 3.75%, 2015	EUR	440,000	661,062
Federal Republic of Germany, 6.25%, 2030	EUR	531,000	976,194
Government of Canada, 4.5%, 2015	CAD	356,000	379,786
Government of Canada, 5.75%, 2033	CAD	92,000	115,503
Government of Japan, 1.5%, 2012	JPY	129,000,000	1,234,950
Government of Japan, 1.3%, 2014	JPY	217,000,000	2,034,265
Government of Japan, 1.7%, 2017	JPY	160,000,000	1,521,909
Government of Japan, 2.2%, 2027	JPY	94,000,000	880,389
Government of Japan, 2.4%, 2037	JPY	53,000,000	493,497
Kingdom of Denmark, 4%, 2015	DKK	1,878,000	375,971
Kingdom of Netherlands, 3.75%, 2009	EUR	1,338,000	2,066,298
Kingdom of Netherlands, 3.75%, 2014	EUR	124,000	186,211
Kingdom of Spain, 5.35%, 2011	EUR	1,140,000	1,821,531
Kingdom of Sweden, 4.5%, 2015	SEK	1,140,000	191,173
Republic of Austria, 4.65%, 2018	EUR	873,000	1,364,204
Republic of France, 4.75%, 2012	EUR	188,000	296,167
Republic of France, 5%, 2016	EUR	481,000	772,793
Republic of France, 6%, 2025	EUR	231,000	406,310
Republic of France, 4.75%, 2035	EUR	886,000	1,343,364
Republic of Ireland, 4.6%, 2016	EUR	985,000	1,537,153
United Kingdom Treasury, 8%, 2015	GBP	482,000	1,128,978
United Kingdom Treasury, 8%, 2021	GBP	155,000	390,145
United Kingdom Treasury, 4.25%, 2036	GBP	337,000	626,037

			$22,474,464
Major Banks - 1.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$610,000	$495,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Natixis S.A., 10% to 2018, FRN to 2049 (z)	$310,000	$307,909
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	500,000	490,566

		$1,293,718
Medical & Health Technology & Services - 2.9%
Cardinal Health, Inc., 5.8%, 2016	$279,000	$272,665
Community Health Systems, Inc., 8.875%, 2015	390,000	402,188
Cooper Cos., Inc., 7.125%, 2015	160,000	153,200
DaVita, Inc., 7.25%, 2015	425,000	415,438
HCA, Inc., 6.375%, 2015	400,000	348,000
HCA, Inc., 9.25%, 2016	250,000	264,063
HCA, Inc., 9.625%, 2016	165,000	174,075
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)	110,000	117,975
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)	225,000	238,500
Psychiatric Solutions, Inc., 7.75%, 2015	110,000	112,750
U.S. Oncology, Inc., 7.949%, 2012 (p)	100,000	81,500
U.S. Oncology, Inc., 10.75%, 2014	100,000	100,750
Universal Hospital Services, Inc., 8.5%, 2015 (p)	125,000	126,250

		$2,807,354
Metals & Mining - 1.5%
Arch Western Finance LLC, 6.75%, 2013	$95,000	$93,813
FMG Finance Ltd., 10.625%, 2016 (n)	250,000	290,000
Foundation PA Coal Co., 7.25%, 2014	50,000	51,250
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	485,000	521,375
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	215,000	214,979
Peabody Energy Corp., 7.375%, 2016	220,000	224,950
PNA Group, Inc., 10.75%, 2016	120,000	114,000

		$1,510,367
Mortgage Backed - 4.6%
Fannie Mae, 6.5%, 2036	$1,382,010	$1,426,623
Fannie Mae, 6%, 2037	809,176	821,723
Freddie Mac, 5.5%, 2026	1,500,000	1,529,277
Ginnie Mae, 9%, 2016	72,407	78,821
Ginnie Mae, 11%, 2018-2019	71,627	81,938
Ginnie Mae, 10.5%, 2020	7,321	8,326
Ginnie Mae, 5.612%, 2058	550,000	546,563

		$4,493,271
Municipals - 0.4%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011	$230,000	$241,594
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	135,000	116,613

		$358,207

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016		$170,000	$164,900
Inergy LP, 6.875%, 2014		150,000	144,750

			$309,650
Natural Gas - Pipeline - 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015		$90,000	$92,925
CenterPoint Energy, Inc., 7.875%, 2013		500,000	538,645
Colorado Interstate Gas Co., 6.8%, 2015		45,000	46,462
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		225,000	231,453
El Paso Corp., 6.875%, 2014		130,000	130,452
El Paso Corp., 7.25%, 2018		110,000	110,413
Enterprise Products Operating LP, 5.65%, 2013		500,000	497,254
OJSC AK Transneft, 5.67%, 2014 (n)		319,000	309,063
Williams Cos., Inc., 6.375%, 2010 (n)		400,000	410,000
Williams Cos., Inc., 7.75%, 2031		80,000	85,200

			$2,451,867
Network & Telecom - 2.2%
British Telecommunications PLC, 5.15%, 2013		$500,000	$489,087
Cincinnati Bell, Inc., 7%, 2015		135,000	130,275
Citizens Communications Co., 7.875%, 2027		110,000	99,000
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	85,000	126,276
Qwest Capital Funding, Inc., 7.25%, 2011		$265,000	259,038
Qwest Communications International, Inc. “B”, 7.5%, 2014		100,000	98,000
Qwest Corp., 8.875%, 2012		160,000	167,600
Qwest Corp., 7.5%, 2014		95,000	94,525
Telecom Italia Capital, 4.875%, 2010		500,000	495,803
Windstream Corp., 8.625%, 2016		170,000	175,738

			$2,135,342
Oil Services - 0.8%
Basic Energy Services, Inc., 7.125%, 2016		$195,000	$192,075
Seitel, Inc., 9.75%, 2014		75,000	67,875
Weatherford International Ltd., 5.95%, 2012		500,000	511,101

			$771,051
Other Banks & Diversified Financials - 0.9%
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)		$140,000	$140,682
Swedbank AB, FRN, 9%, 2049 (n)		300,000	304,383
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		500,000	435,819

			$880,884

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pollution Control - 0.3%
Allied Waste North America, Inc., 7.875%, 2013		$125,000	$127,813
Allied Waste North America, Inc., 7.125%, 2016		180,000	176,850

			$304,663
Precious Metals & Minerals - 0.1%
Alrosa Finance S.A., 8.875%, 2014		$110,000	$119,471

Printing & Publishing - 1.5%
American Media Operations, Inc., 10.25%, 2009		$5,600	$4,704
American Media Operations, Inc., “B”, 10.25%, 2009		154,000	129,360
Dex Media West LLC, 9.875%, 2013		436,000	420,195
Dex Media, Inc., 0% to 2008, 9% to 2013		105,000	81,375
Idearc, Inc., 8%, 2016		431,000	308,165
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	80,000	80,891
Nielsen Finance LLC, 10%, 2014		$165,000	170,156
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		130,000	94,250
Quebecor World, Inc., 6.125%, 2013 (d)		75,000	37,125
R.H. Donnelley Corp., 8.875%, 2016		170,000	116,450

			$1,442,671
Railroad & Shipping - 0.5%
American Railcar Industries, Inc., 7.5%, 2014		$90,000	$84,150
Canadian Pacific Railway Co., 6.5%, 2018		320,000	318,206
Panama Canal Railway Co., 7%, 2026 (n)		122,000	110,410

			$512,766
Real Estate - 0.3%
Kimco Realty Corp., 6.875%, 2009		$320,000	$322,128

Restaurants - 0.6%
YUM! Brands, Inc., 8.875%, 2011		$500,000	$545,826

Retailers - 0.4%
Couche-Tard, Inc., 7.5%, 2013		$80,000	$81,000
Federated Retail Holdings, Inc., 5.35%, 2012		300,000	282,789

			$363,789
Specialty Chemicals - 0.1%
INVISTA, 9.25%, 2012 (n)		$100,000	$103,500

Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013		$110,000	$98,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 1.2%
Alltel Corp., 7%, 2012	$268,000	$234,500
MetroPCS Wireless, Inc., 9.25%, 2014	230,000	221,088
Rural Cellular Corp., 6.075%, 2013	110,000	111,100
Rural Cellular Corp., FRN, 8.622%, 2012	115,000	117,013
U.S. Unwired, Inc., 10%, 2012	165,000	160,463
Vimpel-Communications, 8.375%, 2013 (z)	113,000	115,121
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	164,000	175,480

		$1,134,765
Telephone Services - 0.1%
Embarq Corp., 7.995%, 2036	$55,000	$53,203

Tobacco - 0.2%
Alliance One International, Inc., 8.5%, 2012	$95,000	$90,250
Reynolds American, Inc., 7.625%, 2016	130,000	135,739

		$225,989
Transportation - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$245,113	$280,409

Transportation - Services - 0.2%
Hertz Corp., 8.875%, 2014	$110,000	$109,450
Quality Distribution, Inc., 9%, 2010	95,000	66,500

		$175,950
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bonds, 12.5%, 2014 (f)	$5,309,000	$5,919,950
U.S. Treasury Bonds, 10.625%, 2015	2,780,000	3,966,929
U.S. Treasury Bonds, 8.875%, 2019	1,817,000	2,525,205
U.S. Treasury Bonds, 7.5%, 2024	865,000	1,146,936
U.S. Treasury Notes, 5%, 2011	1,845,000	1,949,790

		$15,508,810
Utilities - Electric Power - 4.5%
AES Corp., 9.375%, 2010	$340,000	$360,400
AES Corp., 7.75%, 2014	165,000	165,000
Dynegy Holdings, Inc., 7.5%, 2015	90,000	85,050
Dynegy Holdings, Inc., 7.125%, 2018	195,000	179,888
Edison Mission Energy, 7%, 2017	525,000	513,188
Enersis S.A., 7.375%, 2014	260,000	275,194
FirstEnergy Corp., 6.45%, 2011	500,000	515,455
ISA Capital do Brasil S.A., 7.875%, 2012	280,000	291,200
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	147,000	152,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	$200,000	$201,492
Mirant North America LLC, 7.375%, 2013	180,000	181,350
NRG Energy, Inc., 7.25%, 2014	95,000	93,100
NRG Energy, Inc., 7.375%, 2016	590,000	575,250
NRG Energy, Inc., 7.375%, 2017	70,000	68,425
Reliant Energy, Inc., 7.875%, 2017	165,000	165,825
Sierra Pacific Resources, 8.625%, 2014	80,000	83,688
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	445,000	454,456

		$4,361,841
Total Bonds (Identified Cost, $90,523,468)		$89,258,621

Floating Rate Loans - 2.4% (g)(r)
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$10,913	$10,216
Hawker Beechcraft Acquisition Co., Term Loan, 4.7%, 2014	187,269	175,301

		$185,517
Automotive - 0.4%
Allison Transmission, Inc., Term Loan B, 5.53%, 2014	$94,200	$86,266
Federal-Mogul Corp., Term Loan B, 4.49%, 2015	135,720	116,041
Ford Motor Co., Term Loan B, 5.8%, 2013	66,462	57,254
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	93,286	87,152
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011	107,322	43,465

		$390,178
Broadcasting - 0.1%
Young Broadcasting, Inc., Term Loan, 5.23%, 2012	$92,924	$83,167
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012	49,542	44,340

		$127,507
Cable TV - 0.1%
CSC Holdings, Inc., Incremental Term Loan, 4.34%, 2013	$126,623	$120,119

Computer Software - 0.2%
First Data Corp., Term Loan B-1, 5.17%, 2014	$169,890	$157,476

Forest & Paper Products - 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$46,366	$46,018

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	$117,595	$77,172

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans - continued
Gaming & Lodging - continued
Harrah’s Entertainment, Inc., Term Loan B-2, 5.92%, 2015	$83,051	$77,536

		$154,708
Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	$3,210	$3,026
Community Health Systems, Inc., Term Loan B, 4.83%, 2014	62,717	59,122
HCA, Inc., Term Loan B, 4.95%, 2013	149,621	140,702

		$202,850
Printing & Publishing - 0.2%
Idearc, Inc., Term Loan B, 2014 (o)	$16,693	$13,868
Tribune Co., Term Loan B, 2014 (o)	205,981	152,254

		$166,122
Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 5.04%, 2013	$189,779	$164,918

Telecommunications - Wireless - 0.3%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	$91,271	$84,603
Wind Acquisition Holdings Syndicated Loan, 9.98%, 2011	227,328	221,076

		$305,679
Utilities - Electric Power - 0.3%
Calpine Corp., DIP Term Loan, 5.57%, 2009	$145,703	$140,922
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	189,745	178,313

		$319,235
Total Floating Rate Loans (Identified Cost, $2,365,149)		$2,340,327

Common Stock - 0.0%
Trucking - 0.0%
Quality Distribution, Inc. (Identified Cost, $0) (a)(z)	671	$2,348

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price		First Exercise	Shares/Par	Value ($)

Telephone Services - 0.0%
Jazztel PLC (6 shares for 1 warrant) (Identified Cost, $79) (a)(z)	EUR	34.10	6/28/00	40	$0

Short-Term Obligations - 4.5% (y)
Cargill, Inc., 2.25%, due 6/02/08 (t)				$3,899,000	$3,898,756
General Electric Capital Corp., 2.35%, due 6/02/08				509,000	508,967
Total Short-Term Obligations, at Amortized Cost and Value					$4,407,723
Total Investments (Identified Cost, $97,296,419)					$96,009,019

Other Assets, Less Liabilities - 1.6%					1,579,606
Net Assets - 100.0%					$97,588,625

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,380,638, representing 8.59% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Braskem S.A., 7.25%, 2018	5/29/08	$124,900	$126,000
DIRECTV Holdings LLC, 7.625%, 2016	5/07/08	175,000	174,344
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	5/14/08	513,775	504,250
Firekeepers Development Authority, 13.875%, 2015	4/22/08	198,000	205,513
Georgia-Pacific Corp., 7.125%, 2017	4/22/08-4/23/08	95,125	93,813
Grupo Televisa S.A., 6%, 2018	5/06/08	101,266	99,708
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	199,662	201,492
Jazztel PLC (Warrant)	10/09/02	79	0
National Development Co., 6.369%, 2018	5/28/08	160,960	164,400
Natixis S.A., 10% to 2018, FRN to 2049	4/24/08	310,000	307,909
Newport Television LLC, 13%, 2017	5/05/08	118,200	122,175
Nortek Holdings, Inc., 10%, 2013	5/13/08	89,061	89,438
Quality Distribution, Inc.	12/28/06	0	2,348
Sandridge Energy, Inc., 8%, 2018	5/15/08	105,000	106,313
Sandridge Energy, Inc., 8.625%, 2015	5/07/08	67,600	66,788
Vimpel-Communications, 8.375%, 2013	4/24/08	113,000	115,121
Total Restricted Securities			$2,379,612
% of Net Assets			2.4%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/08

Forward Foreign Currency Exchange Contracts at 5/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	CAD	7,506	6/24/08	$7,401	$7,542	$141
BUY	CNY	2,039,188	8/21/08	295,000	296,562	1,562
SELL	DKK	1,860,932	6/16/08	393,540	387,779	5,761
SELL	JPY	217,215,567	6/30/08	2,109,442	2,063,182	46,260
BUY	MXN	1,059,220	6/09/08	99,563	102,487	2,924
SELL	SEK	958,307	6/30/08	160,406	159,485	921

						$57,569

Depreciation
SELL	CAD	724,522	6/24/08	$710,229	$728,025	$(17,796)
BUY	EUR	3,395,115	6/30/08	5,282,485	5,274,071	(8,414)
SELL	EUR	8,245,358	6/30/08	12,682,849	12,808,582	(125,733)
BUY	GBP	52,469	6/30/08	103,684	103,684	0
SELL	GBP	1,200,119	6/30/08	2,353,914	2,371,545	(17,631)
BUY	JPY	999,731	6/30/08	9,535	9,496	(39)
BUY	NOK	221,199	6/18/08	44,401	43,289	(1,112)

						$(170,725)

Futures contracts outstanding at 5/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 yr (Long)	30	$3,298,125	Sep-08	$(5,730)
U.S. Treasury Note 10 yr (Long)	27	3,034,969	Sep-08	(4,313)
				$(10,043)

At May 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $97,296,419)	$96,009,019
Cash	1,393
Receivable for forward foreign currency exchange contracts	57,569
Receivable for daily variation margin on open futures contracts	9,563
Receivable for investments sold	1,147,072
Interest receivable	1,706,851
Other assets	36,621
Total assets		$98,968,088
Liabilities
Distributions payable	$48,120
Payable for forward foreign currency exchange contracts	170,725
Payable for investments purchased	1,124,716
Payable to affiliates
Management fee	5,997
Transfer agent and dividend disbursing costs	1,327
Administrative services fee	191
Payable for independent trustees’ compensation	15,531
Accrued expenses and other liabilities	12,856
Total liabilities		$1,379,463
Net assets		$97,588,625
Net assets consist of
Paid-in capital	$120,444,508
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,395,845)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,186,080)
Accumulated distributions in excess of net investment income	(273,958)
Net assets		$97,588,625
Shares of beneficial interest outstanding		11,009,000
Net asset value per share (net assets of $97,588,625/11,009,000 shares of beneficial interest outstanding)		$8.86

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$3,113,048
Expenses
Management fee	$369,490
Transfer agent and dividend disbursing costs	8,858
Administrative services fee	11,749
Independent trustees’ compensation	6,746
Stock exchange fee	4,387
Custodian fee	22,818
Shareholder communications	9,950
Auditing fees	29,756
Legal fees	15,586
Miscellaneous	12,617
Total expenses		$491,957
Fees paid indirectly	(2,533)
Reduction of expenses by investment adviser	(243)
Net expenses		$489,181
Net investment income		$2,623,867
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$826,758
Futures contracts	(17,158)
Swap transactions	5,676
Foreign currency transactions	(699,912)
Net realized gain (loss) on investments and foreign currency transactions		$115,364
Change in unrealized appreciation (depreciation)
Investments	$(1,513,745)
Futures contracts	(18,500)
Translation of assets and liabilities in foreign currencies	(116,495)
Net unrealized gain (loss) on investments and foreign currency translation		$(1,648,740)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,533,376)
Change in net assets from operations		$1,090,491

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/08 (unaudited)	Year ended 11/30/07
Change in net assets
From operations
Net investment income	$2,623,867	$5,176,732
Net realized gain (loss) on investments and foreign currency transactions	115,364	2,752,008
Net unrealized gain (loss) on investments and foreign currency translation	(1,648,740)	(2,839,451)
Change in net assets from operations	$1,090,491	$5,089,289
Distributions declared to shareholders
From net investment income	$(2,906,376)	$(7,106,314)
Total change in net assets	$(1,815,885)	$(2,017,025)
Net assets
At beginning of period	99,404,510	101,421,535
At end of period (including accumulated distributions in excess of net investment income of $273,958 and undistributed net investment income of $8,551)	$97,588,625	$99,404,510

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
			2007		2006	2005	2004	2003

Net asset value, beginning of period	$9.03		$9.21		$9.25	$9.79	$9.47	$8.60
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.47		$0.50	$0.55	$0.56	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	(0.15)		(0.00	)(w)	0.14	(0.35)	0.46	0.93
Total from investment operations	$0.09		$0.47		$0.64	$0.20	$1.02	$1.52
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.65)		$(0.68)	$(0.63)	$(0.60)	$(0.65)
From net realized gain on investments	—		—		—	(0.11)	(0.10)	—
Total distributions declared to shareholders	$(0.26)		$(0.65)		$(0.68)	$(0.74)	$(0.70)	$(0.65)
Net asset value, end of period	$8.86		$9.03		$9.21	$9.25	$9.79	$9.47
Per share market value, end of period	$8.05		$8.19		$8.44	$8.09	$8.68	$8.96
Total return at market value (%)	1.52	(n)	4.84		13.27	1.30	4.91	20.93
Total return at net asset value (%) (t)	1.34	(n)	5.93		8.10	2.69	11.96	18.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02		1.11	1.04	1.01	1.04
Expenses after expense reductions (f)	1.00	(a)	1.02		N/A	N/A	N/A	N/A
Net investment income	5.33	(a)	5.15		5.49	5.76	5.91	6.44
Portfolio turnover	43		88		45	47	73	64
Net assets at end of period (000 Omitted)	$97,589		$99,405		$101,422	$101,874	$107,797	$104,238

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS InterMarket Income Trust I (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are

Notes to Financial Statements (unaudited) – continued

primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single

Notes to Financial Statements (unaudited) – continued

definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,348	$96,006,671	$—	$96,009,019
Other Financial Instruments	$(10,043)	$(113,156)	$—	$(123,199)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an

Notes to Financial Statements (unaudited) – continued

investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts and forward foreign currency exchange contracts.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments

Notes to Financial Statements (unaudited) – continued

and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At May 31, 2008, the portfolio had unfunded loan commitments of $3,210, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing

Notes to Financial Statements (unaudited) – continued

activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31 ,2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share.

Notes to Financial Statements (unaudited) – continued

Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

11/30/07
Ordinary income (including any short-term capital gains)	$7,106,314

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/08
Cost of investments	$98,915,497
Gross appreciation	1,635,376
Gross depreciation	(4,541,854)
Net unrealized appreciation (depreciation)	$(2,906,478)

As of 11/30/07
Undistributed ordinary income	$127,429
Capital loss carryforwards	(19,331,788)
Post-October capital loss deferral	(500,807)
Other temporary differences	(100,786)
Net unrealized appreciation (depreciation)	$(1,234,046)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/08	$(4,849,355)
11/30/09	(5,692,253)
11/30/10	(7,020,484)
11/30/13	(333,261)
11/30/14	(1,436,435)
$(19,331,788)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative

Notes to Financial Statements (unaudited) – continued

services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2008, these fees paid to MFSC amounted to $4,168. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2008, no out-of-pocket costs were incurred by the fund.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.0238% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – The fund’s former independent trustees participated in a Deferred Compensation Plan (the Plan). The fund’s current independent trustees are not allowed to defer compensation under the Plan. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $15,531 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2008, the fee paid by the fund to Tarantino LLC was $422 and is included in miscellaneous expense on

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $243, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,244,497	$5,472,976
Investments (non-U.S. Government securities)	$38,410,806	$34,886,557

(5)	Loan Agreement

On February 15, 2008, the fund entered into a credit agreement with State Street for a revolving line of credit that can be drawn upon up to $45,000,000. The credit agreement matures on February 13, 2009. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to either the Federal Funds Rate plus 0.45% or LIBOR plus 0.45%, at the option of the borrower. The fund did not incur any borrowings under this agreement at May 31, 2008. The fund did incur a commitment fee of $5,494 during the period, which is based on the average daily unused portion of the line of credit. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(6)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2008 and the year ended November 30, 2007, the fund did not repurchase any shares.

(7)	Line of Credit

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is equal to the Federal Reserve funds rate plus 0.30%. The fund had no significant borrowings during the six months ended May 31, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS InterMarket Income Trust I:

We have reviewed the accompanying statement of assets and liabilities of the MFS InterMarket Income Trust I (the Fund), including the portfolio of investments, as of May 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2008. These interim financial statements are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2007, and financial highlights for the year then ended, and in our report dated January 16, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the four years in the period then ended November 20, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of May 31, 2008, our records indicate that there are 693 registered shareholders and approximately 6,213 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS InterMarket Income Trust I

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/1/07 – 12/31/07	0	N/A	0	0
1/1/08 – 1/31/08	0	N/A	0	0
2/1/08 – 2/29/08	0	N/A	0	0
3/1/08 – 3/31/08	0	N/A	0	1,100,900
4/1/08 – 4/30/08	0	N/A	0	1,100,900
5/1/08 – 5/31/08	0	N/A	0	1,100,900

Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 1,100,900.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	/s/ ROBERT J. MANNING
Robert J. Manning, President

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 18, 2008

By (Signature and Title)*	/s/ MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2008

*	Print name and title of each signing officer under his or her signature.